As filed with the Securities and Exchange Commission on February 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

John Trammell
149 Fifth Avenue, 15th Floor, New York, NY  10010

(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
December 31, 2010 (Unaudited)

		Fair Value	Frequency of
	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN NON U.S. INVESTMENT COMPANIES - 27.40%a
Fixed Income Arbitrage - 4.13%a
GS Gamma Investments, Ltd. - Class A (Cayman Islands)b	2,990,000	$3,292,365	Quarterly

Global Macro - Discretionary - 4.87%a
Graham Global Investment Fund Ltd. (B.V.I.)	3,711,123	3,887,607	Monthly

Long Short Equity - General - 9.69%a
Pelham Long/Short Fund Ltd. - Class A (Isle of Man)c	1,210,000	1,409,714	Monthly
Sprott Offshore Fund, Ltd. (Cayman Islands)d	2,140,000	3,092,607	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	2,290,928	3,229,811	Monthly
		7,732,132
Long Short Equity - Sector - 8.71%a
Camber Capital Offshore Fund, Ltd. - Class A Unrestricted (Cayman Islands)e	3,350,000	3,831,027	Monthly
Cavalry Market Neutral Offshore, Ltd. (Cayman Islands)f	2,870,000	3,117,431	Quarterly
		6,948,458
TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES (Cost $18,562,051)		21,860,562

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 59.46%a
Dedicated Short Bias - Short Equity - 1.82%a
AdvantHedge Fund, L.P.	342,034	205,119	Monthly
Dialectic Antithesis Partners, LPg	1,379,907	1,247,866	Quarterly
		1,452,985
Event Driven - Distressed - 13.30%a
Contrarian Capital Fund I, L.P.	1,600,000	1,803,062	Annually
Mast Credit Opportunities I, L.P.	1,983,145	2,468,038	Quarterly
MatlinPatterson Distressed Opportunities Fund, L.P.	1,851,452	2,571,373	Semi-Annually
Stone Lion Fund L.P.h	2,540,000	2,806,769	Quarterly
Xaraf Capital, L.P.i	1,000,000	961,867	Quarterly
		10,611,109
Long Short Equity - General – 24.31%a
Absolute Partners Fund, LLC	2,023,869	2,028,981	Monthly
Coeus Capital LP	2,740,000	2,847,884	Quarterly
Ellington Equity Investment Partners, L.P.	2,725,000	2,786,374	Monthly
Lafitte Fund I (QP) LP	1,665,467	1,675,410	Quarterly
Oak Street Capital Fund, L.P.j	2,475,792	2,987,559	Quarterly
Soundpost Capital, LP	3,590,000	3,417,168	Quarterly
Steelhead Navigator Fund, L.P.	1,758,567	2,164,223	Quarterly
Tetra Capital Partners L.P.	1,538,705	1,487,072	Monthly
		19,394,671
Long Short Equity - Sector – 18.09%a
Aria Select Consumer Fund LP	3,100,000	3,216,090	Monthly
CRM Windridge Partners, L.P.k	2,200,000	2,100,725	Monthly
Echo Street Capital Partners, LPl	1,675,000	1,721,429	Quarterly
Shannon River Partners II LP - Class Am	3,165,000	3,685,081	Quarterly
Sio Partners, LP	3,295,932	3,706,285	Quarterly
		14,429,610
Risk Arbitrage - 1.94%a
Pentwater Equity Opportunities Fund LLC	1,500,000	1,548,661	Monthly
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $44,149,870)		47,437,036
	Shares or
	Principal Amount
SHORT TERM INVESTMENT - 7.92%a
State Street Institutional Treasury Money Market Fund - Class I, 0.01%n	6,320,996	6,320,996

TOTAL SHORT TERM INVESTMENTS (Cost $6,320,996)		6,320,996

Total Investments (Cost $69,032,917) - 94.78%a		75,618,594
Other Assets in Excess of Liabilities - 5.22%a		4,160,796
TOTAL NET ASSETS - 100.00%a		$79,779,390

Footnotes
a Percentages are stated as a percent of net assets.
b Total fair value of $3,292,365 is subject to 12-month lockup period by GS Gamma Investments, Ltd. - Class A.  $2,257,307 and $1,035,058 of redemptions is subject to 12-month lockup period by GS Gamma Investments, Ltd. - Class A, which expires in May, 2011 and September, 2011, respectively.

c Fair value of $1,409,714 of the redemption is subject to 12-month lockup period by Pelham Long/Short Fund Ltd. - Class A which expires in September, 2011.
d Total fair value of $3,092,607 is subject to 12-month lockup period by Sprott Offshore Fund, Ltd. $2,318,163 and $774,444 of redemptions is subject to 12-month lockup period by Sprott Offshore Fund Ltd. - Class A, which expires in May, 2011 and July, 2011, respectively.

e Total fair value of $3,831,027 is subject to 12-month lockup period by Camber Capital Offshore Fund, Ltd. - Class A.  $3,122,175, $314,129, and $394,723 of redemptions is subject to 12-month lockup period by Camber Capital Offshore Fund, Ltd. - Class A, which expires in June, 2011, July, 2011, and September, 2011, respectively.

f Fair value of $3,117,431 of the redemption is subject to 12-month lockup period by Cavalry Market Neutral Offshore, Ltd., which expires in July, 2011.
g Total fair value of $587,795 is subject to 12-month lockup period by Dialectic Antithesis Partners, L.P.  $316,505 and $271,290 of redemptions is subject to 12-month lockup period by Dialectic Antithesis Partners, LP, which expires in January, 2011 and February, 2011, respectively.

h Fair value of $596,715 of redemptions is subject to 12-month lockup period by Stone Lion Fund L.P., which expires in July, 2011.
i Fair value of $961,867 of the redemption is subject to 12-month lockup period by Xaraf Capital, L.P., which expires in December, 2011.
j Fair value of $331,845 of the redemption is subject to 12-month lockup period by Oak Street Capital Fund, L.P., which expires in July, 2011.
k Fair value of $668,413 of the redemption is subject to 12-month lockup period by CRM Windridge Partners, L.P., which expires in July, 2011.
l Fair value of $1,721,429 of the redemption is subject to 12-month lockup period by Echo Street Capital Partners, LP, which expires in November, 2011.
m Fair value of $628,734 of the redemption is subject to 12-month lockup period by Shannon River Partners II LP - Class A, which expires in July, 2011.
n Rate indicated is the current yield as of December 31, 2010.
Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of Investments	$69,286,851
Gross unrealized appreciation	7,216,506
Gross unrealized depreciation	(884,763)
Net unrealized appreciation	$6,331,743

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for		Significant Other		Significant
	Identical Assets		Observable Inputs		Unobservable Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Equity Securities
Non U.S. Investment Companies	$-		$21,860,562	(a)	$-	$21,860,562
U.S. Investment Companies	-		47,437,036	(a)	-	47,437,036
Short Term Investments	6,320,996	(b)	-		-	6,320,996
Total Investments	$6,320,996		$69,297,598		$-	$75,618,594

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at December 31, 2010.

There were no significant transfers between Level 1, Level 2 and/or Level 3 during the period ended December 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ John Trammell
                                                 John Trammell, President

Date   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John Trammell
                                                 John Trammell, President

Date February 23, 2011

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date February 22, 2011